Intangible Assets (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
Schedule of composition of intangible assets
			As of December 31, 2020
	Average remaining useful life	Net opening balance as of January 1, 2020	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	-	-	35,997	(35,997)	-
Software development	2	73,389	248,537	(166,000)	82,537

Total		73,389	284,534	(201,997)	82,537
			As of December 31, 2019
	Average remaining useful life	Net opening balance as of January 1, 2019	Gross balance	Accumulated amortization	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses	-	82	35,997	(35,997)	-
Software development	2	66,841	214,005	(140,616)	73,389

Total		66,923	250,002	(176,613)	73,389 ,

Schedule of changes in the value of intangible assets
Gross balances	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2020	35,997	214,005	250,002
Acquisitions	-	35,170	35,170
Disposals and impairment	-	(638)	(638)
Other	-	-	-
Balances as of December 31, 2020	35,997	248,537	284,534

Balances as of January 1, 2019	37,224	181,191	218,415
Acquisitions	-	32,860	32,860
Disposals and impairment	(1,227)	-	(1,227)
Other	-	(46)	(46)
Balances as of December 31, 2019	35,997	214,005	250,002
Accumulated amortization	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2020	(35,997)	(140,616)	(176,613)
Year’s amortization	-	(25,384)	(25,384)
Other changes	-	-	-
Balances as of December 31, 2020	(35,997)	(166,000)	201,997

Balances as of January 1, 2019	(37,142)	(114,350)	(151,492)
Year’s amortization	(82)	(26,266)	(26,348)
Other changes	1,227	-	1,227
Balances as of December 31, 2019	(35,997)	(140,616)	(176,613)